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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-48863) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 16

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 18




                          VANGUARD BALANCED INDEX FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
         ON OCTOBER 2, 2000, PURSUANT TO PARAGRAPH (A) OF RULE 485.

VANGUARD(R) BALANCED
INDEX FUND


Investor Shares and Admiral Shares
Prospectus
October 2, 2000


This prospectus contains
financial data for the
Fund for the six
months ended
June 30, 2000.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[A MEMBER OF THE VANGUARD GROUP LOGO]

VANGUARD BALANCED INDEX FUND
Prospectus
October 2, 2000


A Balanced Mutual Fund



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CONTENTS

  1 FUND PROFILE                             16 FINANCIAL HIGHLIGHTS

  4 ADDITIONAL INFORMATION                   18 INVESTING WITH VANGUARD

  4 AN INTRODUCTION TO INDEX FUNDS              18 Buying Shares

  5 A WORD ABOUT RISK                           19 Converting Shares

  5 WHO SHOULD INVEST                           20 Redeeming Shares

  6 PRIMARY INVESTMENT STRATEGIES               22 Other Rules You Should Know

  13 THE FUND AND VANGUARD                      24 Fund and Account Updates

  13 INVESTMENT ADVISER                         25 Contacting Vanguard

  14 DIVIDENDS, CAPITAL GAINS, AND TAXES     GLOSSARY (inside back cover)

  15 SHARE PRICE
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Balanced Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk (R)'' explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
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SHARE CLASSES

The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Investor Shares and Admiral Shares. Please note that Admiral Shares are not available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts.
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers the Fund's Institutional Shares, which have an investment minimum of $10 million generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES OR ADMIRAL SHARES, UNLESS OTHERWISE NOTED.
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FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index, a widely recognized measure for the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK AND BOND PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for the Fund.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for the Fund.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If a bond is called, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the index. Index sampling risk for the Fund should be low.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare to those of a broad-based securities market index. Both the bar chart and the table present information for the Fund's Investor Shares, since Admiral Shares only were not available during the time periods shown. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

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                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
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                                 1993      10.00%
                                 1994      -1.56%
                                 1995      28.64%
                                 1996      13.95%
                                 1997      22.24%
                                 1998      17.85%
                                 1999      13.61%
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Total return figures do not reflect the annual account maintenance fee of $10. The Fund's year-to-date return as of the calendar quarter ended June 30, 2000, was 1.2%.
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     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).



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       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
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   Vanguard Balanced Index Fund-
    Investor Shares**                    13.61%       19.13%         14.89%
   Wilshire 5000 Index                   23.77        27.11          20.92
   Lehman Brothers Aggregate Bond  Index -0.82         7.73           6.57
   Balanced Composite Index+             13.54        19.30          15.19
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 *November 9, 1992.
**Total return figures do not reflect the annual account maintenance fee of $10.
 +Made up of two unmanaged benchmarks,  weighted 60% Wilshire 5000 Index and
  40% Lehman Brothers Aggregate Bond Index.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon expenses incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

3




                                                       INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                ----------------     ----------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None           None
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under             $2.50/           None
$10,000):                                             quarter*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.17%          0.12%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%          0.15%

          *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.


     The Fund reserves the right to deduct a transaction fee of 0.08% from an investor's cumulative purchases over $100 million. Where it applies, the fee is retained by the Fund to offset transaction costs of investing large new contributions into the market. The fee is not paid to Vanguard and is not a sales charge.



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                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income or assets, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's Investor Shares had an expense ratio of 0.20% in fiscal year 1999, or $2 per $1,000 of average net assets. It is estimated that the Fund's Admiral Shares will have an annualized expense ratio of 0.15% for the current fiscal year, or $1.50 per $1,000 of average net assets. The average balanced mutual fund had expenses in 1999 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
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     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.

4



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                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
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Investor Shares     $20             $64             $113        $255
Admiral Shares      $15             $48              $85        $192
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     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            CONVERSION FEATURES
Dividends are distributed quarterly     Investor Shares--May be converted to
in March, June, September, and         Admiral Shares if you meet certain
December; capital gains, if any, are   account balance  and tenure requirements
distributed annually in December

INVESTMENT ADVISER                      Admiral Shares--Will be converted to
The Vanguard Group, Valley Forge,      Investor Shares if you are no longer
Pa.,                                   eligible for Admiral Shares
since inception
                                       NEWSPAPER ABBREVIATION
INCEPTION DATE                         Investor Shares--Balanced
Investor Shares-November 9, 1992       Admiral Shares--.
Admiral Shares-November 13, 2000
(Expected)                             VANGUARD FUND NUMBER
                                       Investor Shares--02
                                       Admiral Shares--502.

NET ASSETS (INVESTOR SHARES) AS OF     CUSIP NUMBER
JUNE 30, 2000                          Investor Shares--921931101
$3.5 billion                           Admiral Shares--.

                                       TICKER SYMBOL
SUITABLE FOR IRAS                      Investor Shares--VBINX
Yes

MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
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                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund may achieve. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.
     The target index may be a group of stocks or bonds, or a combination of stocks and bonds. Balanced index funds hold a mix of stocks and bonds.

     Index funds do not have active managers who buy and sell securities based on research and analysis. Rather, index funds are passively managed by the adviser who seeks to match a market benchmark.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.




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A WORD ABOUT RISK

This prospectus describesrisks you would face as an investor in Vanguard Balanced Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
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WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You are seeking moderate current income and long-term growth of income and capital.
-    You are seeking a diversified combination of U.S. stocks and bonds.
-    You are willing to invest for the long term--at least five years.

6


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                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING
Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
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     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Telephone and online exchanges generally are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.


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                               PLAIN TALK ABOUT
                                BALANCED FUNDS
Balanced funds are generally "middle of the road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
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PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective--current income and long-term growth of income and capital. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--stock market risk, interest rate risk, income risk, prepayment risk, and credit risk--faced by investors in the Fund. The Fund's Board of Trustees, which oversees the management of the Fund, may change the Fund's investment objective or strategies in the interest of shareholders, without a shareholder vote.


MARKET EXPOSURE

STOCKS
About 60% of the Fund's assets is invested in common stocks, in an attempt to replicate with that portion of the assets the performance of the Wilshire 5000 Index.

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


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                            U.S. STOCK MARKET RETURNS (1926-1999)
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                 1 YEAR         5 YEARS      10 YEARS    20 YEARS
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Best              54.2%          28.6%        19.9%       17.9%
Worst            -43.1          -12.4         -0.9         3.1
Average           13.2           11.0         11.1        11.1
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     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular, which invests approximately 40% of its assets in bonds.
     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.
     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those contained in the S&P 500 Index), small- and mid-cap issues are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 1999, about 22.16% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Stocks of smaller companies have historically been more volatile than--and at times have performed quite differently from--the stocks of larger companies.


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                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
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8

BONDS
About 40% of the Fund's assets is invested in bonds, in an attempt to replicate with that portion of the assets the performance of the Lehman Brothers Aggregate Bond Index.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE MODERATE FOR SHORTER-TERM BOND FUNDS AND HIGH FOR LONGER-TERM BOND FUNDS. BECAUSE THE FUND INVESTS IN A PORTFOLIO OF BONDS WITH AN INTERMEDIATE AVERAGE MATURITY (5-10 YEARS), INTEREST RATE RISK IS MODERATE.



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                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
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     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


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                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
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                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
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Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
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*Assumes a 7% yield.
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     These figures are for illustration only, and should not be regarded as an indication of future returns from the bond market as a whole or the Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

[FLAG]THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY THE GREATEST FOR SHORT-TERM BOND FUNDS, AND THE LEAST FOR LONG-TERM BOND FUNDS.

[FLAG]BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  BONDS,  THE FUND IS  SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the Fund invests only a portion of its assets in mortgage-backed bonds, the risk to the Fund is limited.

[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, as of June 30, 2000, was Aa1.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.
     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.


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                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hopes of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
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SECURITY SELECTION


INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different selection process. Because it would be impractical to buy and sell all of the securities represented by an index (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking

10

these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds select securities that will recreate their target indexes in terms of industry, size, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Balanced Index Fund would allocate about 10% of its stock investment to the utility stocks of the index with similar characteristics.

[FLAG]THE FUND IS SUBJECT TO INDEX SAMPLING  RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEXES. INDEX SAMPLING RISK SHOULD BE LOW.

STOCKS
The Fund's common stock portfolio is designed to have investment characteristics that parallel those of the Wilshire 5000 Index. The Fund is expected to replicate approximately 1,000 of the largest securities in the Wilshire 5000 Index as measured by market capitalization, plus a representative sample of the remainder, which are selected primarily on the basis of market capitalization, industry weightings, and other fundamental characteristics. Typically, the Fund holds a total of between 3,000 and 3,500 stocks.

BONDS
The Fund's bond portfolio is designed to have investment characteristics that parallel those of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index that encompasses five major classes of investment-grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year. The Fund will invest in a representative sample of fixed-income securities in the Index, which, taken together, are expected to perform similarly to the Index. These securities are described further as follows:
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on these bonds is guaranteed by the full faith and credit of the U.S. government; some agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a relatively high interest rate to obtain buyers for its bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed bonds pay both interest and principal as part of their regular payments. Because the mortgages underlying the bonds can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed bonds are subject to prepayment risk, as discussed earlier in this prospectus. These types of bonds are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae," the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association

(FNMA),  often  referred to as "Fannie Mae," and the Federal  Housing  Authority
(FHA). GNMA bonds are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; bonds issued by other government agencies are not. (Note: The Fund may also invest in conventional mortgage-backed securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract U.S. investors.
- Asset-backed securities are bonds backed by an underlying pool of assets such as automobile loans, credit card loans, and home equity loans. These securities are structured with varying amounts of credit risk, depending primarily on the quality of the underlying assets. They are generally issued by private corporations and are not guaranteed by the U.S. government. Asset-backed bonds are subject to prepayment risk as discussed earlier in this prospectus.
     In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. This normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases the Fund's income, but also marginally increases exposure to credit risk, which is explained on page 9. The Fund limits corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and to approximately 15% of its net assets.
     The Fund is generally managed without regard to tax ramifications.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund has sold and replaced securities valued at 100% of its net assets within a one-year period.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of March 31, 2000, the average turnover rate for all domestic hybrid funds (a category that includes balanced funds) was approximately 96%, according to Morningstar, Inc.
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ACCOUNT MAINTENANCE FEE

Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of the Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the

12

costs of maintaining accounts more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference. This fee cannot be prepaid.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may invest in fixed-income securities not in the target index (non-public, investment grade securities--generally referred to as 144A securities--as well as smaller public issues or medium term notes not included in the index due to their size). The vast majority of these securities will have characteristics and risks similar to those in the target index. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce transaction costs, or add value when these instruments are favorably priced.
     The Fund may invest, to a limited extent, in foreign securities.
     The Fund may also invest, to a limited extent, in stock and bond futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------





INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. As of the fiscal year ended June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. For the six months ended June 30, 2000, the Fund's investment advisory expenses represented an effective annual rate of approximately 0.01%.
     The adviser is authorized to choose brokers-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

14


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The individuals primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing investment policy and strategy since joining the company in 1987; has served as the portfolio manager for the stock portion of the Fund since inception; A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; has been responsible for overseeing the portfolio management of the bond portion of the Fund since inception; B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager; has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------





DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Any conversion between classes of shares of the same fund is a non-taxable event. By contrast, a conversion between classes of shares of different funds is a taxable event.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

16

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is BALANCED for the Fund's Investor Shares and . for the Fund's Admiral Shares.


FINANCIAL HIGHLIGHTS

The following financial highlights table pertains to the Fund's Investor Shares; the Fund's Admiral Shares were not available during the periods shown. The table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

17

--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD BALANCED INDEX FUND--INVESTOR SHARES
                                          SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                               ENDED  --------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $20.22      $18.48          $16.29        $13.92        $12.77        $10.34
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .33         .58             .54          .520           .50          .45
 Net Realized and Unrealized Gain               (.09)       1.88            2.33         2.525          1.26         2.48
  (Loss) on Investments
                                       -----------------------------------------------------------------------------------
  Total from Investment Operations               .24        2.46            2.87         3.045          1.76         2.93
                                       -----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.30)       (.58)           (.54)        (.530)         (.49)        (.45)
 Distributions from Realized Capital            (.01)       (.14)           (.14)        (.145)         (.12)        (.05)
  Gains
                                       -----------------------------------------------------------------------------------
  Total Distributions                           (.31)       (.72)           (.68)        (.675)         (.61)        (.50)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $20.15      $20.22          $18.48        $16.29        $13.92       $12.77
==========================================================================================================================
TOTAL RETURN*                                   1.17%      13.61%          17.85%        22.24%        13.95%       28.64%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $3,543      $3,128          $2,004        $1,260          $826         $590
 Ratio of Total Expenses to Average
  Net Assets                                    0.22%**     0.20%           0.21%         0.20%         0.20%        0.20%
 Ratio of Net Investment Income to
  Average Net Assets                            3.29%**     3.18%           3.29%         3.56%         3.69%        3.85%
 Turnover Rate                                    20%**       29%             25%           18%           37%+        16%
==========================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10. **Annualized
 +Turnover rate excluding in-kind redemptions was 30%.





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                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began the six months ended June 30, 2000, with a net asset value (price) of $20.22 per share. During the period, the Fund earned $0.33 per share from investment income (interest and dividends). There was a decline of $0.09 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.31 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior period's income or capital gains.

The earnings ($0.24 per share) minus the distributions ($0.31 per share) resulted in a share price of $20.15 at the end of the period. This was a decrease of $0.07 per share (from $20.22 at the beginning of the period to $20.15 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.17% for the period.

As of June 30, 2000, the Fund had $3.5 billion in net assets. For the six-month period, its expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 3.29% of its average net assets. It sold and replaced securities valued at 20% of its net assets.
--------------------------------------------------------------------------------




"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

18

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INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT:$3,000 for regular
INVESTOR SHARES            accounts; $1,000 for IRAs and custodial accounts for
                           minors.
                           TO ADD TO AN EXISTING ACCOUNT:$100 by mail or exchange; $1,000 by wire.


ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT:$250,000 for new
ADMIRAL SHARES             investors; $150,000 or $50,000 for existing investors
                           who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
                           TO ADD TO AN EXISTING ACCOUNT:$100 by mail or exchange; $1,000 by wire.


HOW TO BUY SHARES          BY CHECK: Mail your check and a completed account
                           registration to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. For addresses, see Contacting Vanguard.
                           BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS
                           - OTHER THAN THE INDEX-ORI ENTED FUNDS - ALSO  ACCEPT
                           EXCHANGE  PURCHASES  REQUESTED  ONLINE  OR  BY
                           TELEPHONE. See Other Rules You Should Knowfor specifics.
                           BY WIRE: Call Vanguard to purchase shares by wire.
                           For wire instructions, see Contacting Vanguard.


YOUR PURCHASE CHECK        When investing by check, make the check payable to:
                           The Vanguard Group--02 (Investor Shares) or .
                           (Admiral Shares.

YOUR PURCHASE  PRICE       You buy shares at a fund's  next-determined net asset
                           value (NAV) after Vanguard accepts your purchase request. As long as your request is accepted before the close of regular trading on the New York
                           Stock Exchange (generally 4 p.m. Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.


PURCHASE RULES YOU         ADMIRAL SHARESPlease note that Admiral Shares are not
SHOULD KNOW                available to:
                           - SIMPLE IRAs and 403(b)(7) custodial accounts;
                           - Other retirement plan accounts receiving special
                             administrative services from Vanguard; or
                           - Accounts maintained by financial intermediaries
                             except in limited circumstances.

                           THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
                           U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time.



CONVERTING SHARES
                           Any conversion between classes of shares of the same Fund is a non-taxable event.


IMMEDIATE CONVERSIONS      All shares purchased before the Fund began issuing
INTO ADMIRAL SHARES        Admiral Shares are considered Investor Shares. You
                           may convert Investor  Shares into Admiral Shares at
                           any time if your account  balance  in  the  Fund  is
                           at  least  $250,000. Registered   users  of
                           vanguard.com   may   request  a conversion  to
                           Admiral  Shares  on-line.  Or,  you  may contact
                           Vanguard by telephone or mail to request this transaction.


TENURE CONVERSIONS INTO    THREE YEAR PRIVILEGE. After three years in the Fund,
ADMIRAL SHARES             you may convert  Investor  Shares  into  Admiral
                           Shares if your account  balance  is  at  least
                           $150,000 and you are registered with vanguard.com.
                           TEN YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with vanguard.com.
                           Registered users of vanguard.com may request a tenure conversion on-line. Or, you may contact
                           Vanguard by telephone mail to request this transaction.

MANDATORY CONVERSIONS      If an  investor  no longer  meets the  requirements
INTO INVESTOR SHARES       for Admiral  Shares,  the Fund may  reclassify  the
                           investor's Admiral Shares into Investor Shares. A decline in theinvestor's account balance due to market movement may result in such a conversion. The
                           Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

20

REDEEMING SHARES

HOW TO REDEEM SHARES       Be sure to check Other Rules You Should Know before
                           initiating your request.
                           ONLINE: Request a redemption through our website at Vanguard.com.
                           BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see
                           Contacting Vanguard.
                           BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


YOUR REDEMPTION PRICE      You   redeem   shares  at  a  Fund's  next-determined
                           net asset value (NAV) after Vanguard accepts your redemption request, including any special documentation required under the cir cumstances . As long as your request is accepted before the close of regular trading on the New York Stock Exchange
                           (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.


TYPES OF REDEMPTION        CHECK REDEMPTIONS: Unless instructed otherwise,
                           Vanguard will mail you a check, normally within two
                           business days of your redemption.
                           EXCHANGE REDEMPTIONS: You may instruct Vanguard to
                           apply the proceeds of your redemption to purchase
                           shares of another Vanguard fund. All open Vanguard
                           funds accept exchange redemptions requested in
                           writing. Most Vanguard funds--other than the index-
                           oriented funds--also accept exchange redemptions
                           requested online or by telephone. See Other Rules You
                           Should Know for specifics.
                           WIRE REDEMPTIONS: When redeeming from a money market
                           fund,  bond  fund, or the  Preferred  Stock  Fund,
                           you may instruct Vanguard  to wire your  redemption
                           proceeds  to a previously designated bank account.
                           Wire redemptions are not available for Vanguard's
                           other funds, except by exchanging into a bond or
                           money market fund first.  The wire redemption option
                           is  not automatic  ;  you  must   establish  it  by
                           completing a special form or the appropriate section
                           of your account   registration.   Also,  wire
                           redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
                           Money Market Funds: For telephone requests accepted at Vanguard by 10:30 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., the redemption proceeds will arrive at your bank by the close of business on the following business day.
                           Bond Funds: For requests accepted at Vanguard by 4 p.m. Eastern time,the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU       SPECIAL ACCOUNTS. Special documentation may be
SHOULD KNOW                required to redeem from certain types of accounts,
                           such as trust, corporate, non-profit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
                           POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance.
                           Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
                           RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund
                           Express.
                           PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member irms of a U.S. stock exchange.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payment of redemption proceeds at times when the New York
                           Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

22

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS     AUTOMATIC. In setting up your account,  we'll
                           automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
                           TELE-ACCOUNT. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele- Account to obtain a PIN, and allow 7 days before using this service.
                           PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account
                           - Ten-digit account number.
                           - Complete owner name and address.
                           - Primary Social Security or employer identification
                             number.
                           - Personal Identification Number (PIN), if
                             applicable.
                           SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
                           SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE
                           EXCHANGES. To discourage market-timing, Vanguard's stock index funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out),except for IRAs and certain other retirement accounts.

 VANGUARD.COM               REGISTRATION. You can use your personal computer to
                           review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                           SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard's stock index funds,Growth and Income Fund, and Balanced
                           Index Fund do not permit online exchanges (in or out) , except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS       "GOOD ORDER" REQUIRED. We reserve the right to reject
                           any written transaction instructions that are not in
                           "good order." This means that your instructions must
                           include:
                           - The fund name and account number.
                           - The amount of the transaction (in dollars or
                             shares).
                           - Signatures of all owners exactly as registered on
                             the account.
                           - Signature   guarantees,   if  required  for  the
                             type  of transaction.*
                             *For instance,  signature guarantees must be
                           provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR         Vanguard will not be responsible for any account
FRAUD                      losses due to fraud, so long as we reasonably believe
                           that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you.
                           Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS            Please cash your  distribution  or redemption checks
                           promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT          Because  excessive  account  transactions  can
ACTIVITY                   disrupt management of a fund and increase the fund's
                           costs for all shareholders, Vanguard limits account activity as follows:
                           - You may make no more than two substantive  "round
                             trips" through a non-money market fund during any 12-month n period.
                           - Your round trips  through a non-money  market fund
                             must be at least 30 days apart.
                           - All funds may refuse share  purchases at any time,
                             for any reason.
                           - Vanguard  reserves  the  right to revise  or
                             terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                           A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard detrmines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES      If you experience difficulty contacting Vanguard
                           online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


INVESTING WITH             You may purchase or sell Investor Shares of most
VANGUARD THROUGH OTHER     Vanguard   funds through a financial intermediary,
FIRMS                      such as a bank broker, or investment adviser. ADMIRAL
                           SHARES OF THE VANGUARD FUNDS GENERALLY   ARE   NOT
                           AVAILABLE    THROUGH   FINANCIAL INTERMEDIARIES.
                             If you invest with Vanguard  through an
                           intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.

24


LOW BALANCE  ACCOUNTS      All Vanguard  funds reserve the right to close any
                           nonretirement account whose balance falls below the minimum initial investment. Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR Fund).The fee is waived if your total
                           Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES        We will send you quarterly portfolio summaries to
                           help you keep track of your accounts  throughout  the
                           year. Each sum mary shows the market value of your
                           account at the close   of  the   statement   period,
                           as   well   as  all distributions,  purchases,  sale,
                           and  exchanges  for the current calendar year.

AVERAGE COST REVIEW        For most taxable accounts, average cost review
STATEMENTS                 statements will accompany the quarterly portfolio
                           summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION STATEMENTS    Each time you buy, sell, or exchange shares, we will
                           send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS             We will send you annual tax  statements to assist in
                           preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.


REPORTS You will receive financial reports about your funds twice a year in February and August. These comprehensive reports include an assessment of the fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the fund's financial statements, which include a listing of the fund's holdings.
                           To keep the funds' costs as low as possible (so that you and other shareholders can keep more of the funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address-instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE                     VANGUARD.COM
                           - Your best source of Vanguard news
                           - For fund,  account,  and service  information
                           - For most account  transactions
                           - For literature requests n 24 hours per day, 7 days
                             per week

VANGUARD TELE-ACCOUNT      - For automated fund and account information
1-800-662-6273             - For redemptions by check,  exchange, or wire
(ON-BOARD)                 - Toll-free 24 hours per day, 7 days per week


INVESTOR INFORMATION       - For fund and service information
1-800-662-7447 (SHIP)      - For literature requests
(Text telephone at         - Business hours only
1-800-952-3335)


CLIENT SERVICES            - For account information
1-800-662-2739 (CREW)      - For most account transactions
(Text telephone at         - Business hours only
1-800-749-7273)



ADMIRAL SERVICE CENTER     - For Admiral account information
1-800-                     - For most Admiral transactions
                           - Business hours only


INSTITUTIONAL DIVISION     - For information and services for large
1-888-809-8102               institutional investors
                           - Business hours only


VANGUARD ADDRESSES         REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                           The Vanguard Group
                           P.O. Box 1110
                           Valley Forge, PA 19482-1110


                           REGULAR MAIL (INSTITUTIONS):
                           The Vanguard Group
                           P.O. Box 2900
                           Valley Forge, PA 19482-2900


                           REGULAR MAIL (GENERAL INQUIRIES):
                           The Vanguard Group
                           P.O. Box 2600
                           Valley Forge, PA 19482-2600


                           REGISTERED OR EXPRESS MAIL:
                           The Vanguard Group
                           455 Devon Park Drive
                           Wayne, PA 19087-1815



FUND NUMBER                Always use these fund numbers when contacting
                           Vanguard about Vanguard Balanced Index Fund - 02
                           (Investor Shares) and 502 (Admiral Shares).

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT GRADE
Description of a bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest categories are considered "investment grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform-- a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Fund (including the SAI) at
the SEC's Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-7023


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P002N 102000

VANGUARD(R)
BALANCED INDEX
FUND


Investor Shares
Participant Prospectus
October 2, 2000


This prospectus contains
financial data for the
Fund for the six
months ended
June 30, 2000.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[A MEMBER OF THE VANGUARD GROUP LOGO]

VANGUARD BALANCED INDEX FUND
Participant Prospectus
October 2, 2000


A Balanced Mutual Fund



--------------------------------------------------------------------------------
CONTENTS

1 FUND PROFILE                       13 DIVIDENDS, CAPITAL GAINS, AND TAXES

3 ADDITIONAL INFORMATION             14 SHARE PRICE

4 AN INTRODUCTION TO INDEX FUNDS     15 FINANCIAL HIGHLIGHTS

4 A WORD ABOUT RISK                  17 INVESTING WITH VANGUARD

5 WHO SHOULD INVEST                  18 ACCESSING FUND INFORMATION BY COMPUTER

5 PRIMARY INVESTMENT STRATEGIES      GLOSSARY (inside back cover)

12 THE FUND AND VANGUARD

12 INVESTMENT ADVISER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard Balanced Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk(R)'' explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES
The Fund offers three separate classes of shares: Investor Shares, Admiral Shares and Institutional Shares. This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index, a widely recognized measure for the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK AND BOND PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for the Fund.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for the Fund.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If a bond is called, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare to those of a broad-based securities market index. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

2


--------------------------------------------------------------------------------
                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993      10.00%
                                 1994      -1.56%
                                 1995      28.64%
                                 1996      13.95%
                                 1997      22.24%
                                 1998      17.85%
                                 1999      13.61%
--------------------------------------------------------------------------------
The Fund's year-to-date return as of the calendar quarter ended June 30, 2000, was 1.2%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).



--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
   Vanguard Balanced Index Fund-
    Investor Shares**                    13.61%       19.13%         14.89%
   Wilshire 5000 Index                   23.77        27.11          20.92
   Lehman Brothers Aggregate Bond  Index -0.82         7.73           6.57
   Balanced Composite Index+             13.54        19.30          15.19
--------------------------------------------------------------------------------
 *November 9, 1992.
**Made up of two unmanaged benchmarks,  weighted 60% Wilshire 5000 Index and
  40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                      0.17%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                           0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.20%

     The Fund reserves the right to deduct a transaction fee of 0.08% from an investor's cumulative purchases over $100 million. Where it applies, the fee is retained by the Fund to offset transaction costs of investing large new contributions into the market. The fee is not paid to Vanguard and is not a sales charge.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income or assets, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's expense ratio in fiscal year 1999 was 0.20%, or $2 per $1,000 of average net assets. The average balanced mutual fund had expenses in 1999 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
      1 YEAR           3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
        $20             $64             $113              $255
--------------------------------------------------------------------------------

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Balanced
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   02
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    921931101

INCEPTION DATE                                     TICKER SYMBOL
November 9, 1992                                   VBINX

NET ASSETS AS OF JUNE 30, 2000
$3.5 billion
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund may achieve. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.
     The target index may be a group of stocks or bonds, or a combination of stocks and bonds. Balanced index funds hold a mix of stocks and bonds.
     Index funds do not have active managers who buy and sell securities based on research and analysis. Rather, index funds are passively managed by the adviser who seeks to match a market benchmark.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.


================================================================================
A WORD ABOUT RISK
This prospectus describes risks you would face as an investor in Vanguard Balanced Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You are seeking moderate current income and long-term growth of income and capital.
-    You are seeking a diversified combination of U.S. stocks and bonds.
-    You are willing to invest for the long term--at least five years.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING
Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Telephone and online exchanges generally are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BALANCED FUNDS
Balanced funds are generally "middle of the road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
--------------------------------------------------------------------------------



PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective--current income and long-term growth of income and capital. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--stock market risk, interest rate risk, income risk, prepayment risk, and credit risk --faced by investors in the Fund. The Fund's Board of Trustees, which

6

oversees the management of the Fund, may change the Fund's investment objective or strategies in the interest of shareholders, without a shareholder vote.

MARKET EXPOSURE


STOCKS

About 60% of the Fund's assets is invested in common stocks, in an attempt to replicate with that portion of the assets the performance of the Wilshire 5000 Index.

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                            U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                 1 YEAR         5 YEARS      10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best              54.2%          28.6%        19.9%       17.9%
Worst            -43.1          -12.4         -0.9         3.1
Average           13.2           11.0         11.1        11.1
--------------------------------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular, which invests approximately 40% of its assets in bonds.
     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.
     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those contained in the S&P 500 Index), small- and mid-cap issues are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 1999, about 22.16% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Stocks of smaller companies have historically been more volatile than--and at times have performed quite differently from--the stocks of larger companies.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------



BONDS
About 40% of the Fund's assets is invested in bonds, in an attempt to replicate with that portion of the assets the performance of the Lehman Brothers Aggregate Bond Index.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE MODERATE FOR SHORTER-TERM BOND FUNDS AND HIGH FOR LONGER-TERM BOND FUNDS. BECAUSE THE FUND INVESTS IN A PORTFOLIO OF BONDS WITH AN INTERMEDIATE AVERAGE MATURITY (5-10 YEARS), INTEREST RATE RISK IS MODERATE.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------


     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

8

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
--------------------------------------------------------------------------------
*Assumes a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only, and should not be regarded as an indication of future returns from the bond market as a whole or the Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

[FLAG]THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY THE GREATEST FOR SHORT-TERM BOND FUNDS, AND THE LEAST FOR LONG-TERM BOND FUNDS.

[FLAG]BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  BONDS,  THE FUND IS  SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the Fund invests only a portion of its assets in mortgage-backed bonds, the risk to the Fund is limited.

[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, as of June 30, 2000, was Aa1.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.
     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hopes of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------


SECURITY SELECTION


INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different selection process. Because it would be impractical to buy and sell all of the securities represented by an index (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds select securities that will recreate their target indexes in terms of industry, size, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Balanced Index Fund would allocate about 10% of its stock investment to the utility stocks of the index with similar characteristics.

[FLAG]THE FUND IS SUBJECT TO INDEX SAMPLING  RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEXES. INDEX SAMPLING RISK SHOULD BE LOW.

STOCKS
The Fund's common stock portfolio is designed to have investment characteristics that parallel those of the Wilshire 5000 Index. The Fund is expected to replicate approximately 1,000 of the largest securities in the Wilshire 5000 Index as measured by market capitalization, plus a representative sample of the remainder, which are selected primarily on the basis of market capitalization, industry weightings, and other fundamental characteristics. Typically, the Fund holds a total of between 3,000 and 3,500 stocks.

BONDS
The Fund's bond portfolio is designed to have investment characteristics that parallel those of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index that encompasses five major classes of investment-grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year. The Fund will invest in a representative sample of fixed-income securities in

10

the Index, which, taken together, are expected to perform similarly to the Index. These securities are described further as follows:
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on these bonds is guaranteed by the full faith and credit of the U.S. government; some agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a relatively high interest rate to obtain buyers for its bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed bonds pay both interest and principal as part of their regular payments. Because the mortgages underlying the bonds can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed bonds are subject to prepayment risk, as discussed earlier in this prospectus. These types of bonds are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae," the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae," and the Federal Housing Authority (FHA). GNMA bonds are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; bonds issued by other government agencies are not. (Note: The Fund may also invest in conventional mortgage-backed securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract U.S. investors.
- Asset-backed securities are bonds backed by an underlying pool of assets such as automobile loans, credit card loans, and home equity loans. These securities are structured with varying amounts of credit risk, depending primarily on the quality of the underlying assets. They are generally issued by private corporations and are not guaranteed by the U.S. government. Asset-backed bonds are subject to prepayment risk as discussed earlier in this prospectus.
     In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. This normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases the Fund's income, but also marginally increases exposure to credit risk, which is explained on page 8. The Fund limits corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and to approximately 15% of its net assets.
     The Fund is generally managed without regard to tax ramifications.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund has sold and replaced securities valued at 100% of its net assets within a one-year period.




--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of March 31, 2000, the average turnover rate for all domestic hybrid funds (a category that includes balanced funds) was approximately 96%, according to Morningstar, Inc.
--------------------------------------------------------------------------------





OTHER INVESTMENT POLICIES AND RISKS

Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may invest in fixed-income securities not in the target index (non-public, investment grade securities--generally referred to as 144A securities--as well as smaller public issues or medium term notes not included in the index due to their size). The vast majority of these securities will have characteristics and risks similar to those in the target index. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce transaction costs, or add value when these instruments are favorably priced.
     The Fund may invest, to a limited extent, in foreign securities.
     The Fund may also invest, to a limited extent, in stock and bond futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

12


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------





THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------




INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups. For the six months ended June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. For the fiscal year ended June 30, 2000, the investment advisory expenses represented an effective annual rate of approximately 0.01%.

     The adviser is authorized to choose brokers-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The individuals primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing investment policy and strategy since joining the company in 1987; has served as the portfolio manager for the stock portion of the Fund since inception; A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; has been responsible for overseeing the portfolio management of the bond portion of the Fund since inception; B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager; has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

14


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------




SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is BALANCED for the Fund's Investor Shares.

15

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD BALANCED INDEX FUND--INVESTOR SHARES
                                          SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                               ENDED  --------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $20.22      $18.48          $16.29        $13.92        $12.77        $10.34
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .33         .58             .54          .520           .50          .45
 Net Realized and Unrealized Gain               (.09)       1.88            2.33         2.525          1.26         2.48
  (Loss) on Investments
                                       -----------------------------------------------------------------------------------
  Total from Investment Operations               .24        2.46            2.87         3.045          1.76         2.93
                                       -----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.30)       (.58)           (.54)        (.530)         (.49)        (.45)
 Distributions from Realized Capital            (.01)       (.14)           (.14)        (.145)         (.12)        (.05)
  Gains
                                       -----------------------------------------------------------------------------------
  Total Distributions                           (.31)       (.72)           (.68)        (.675)         (.61)        (.50)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $20.15      $20.22          $18.48        $16.29        $13.92       $12.77
==========================================================================================================================
TOTAL RETURN*                                   1.17%      13.61%          17.85%        22.24%        13.95%       28.64%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $3,543      $3,128          $2,004        $1,260          $826         $590
 Ratio of Total Expenses to Average
  Net Assets                                    0.22%*      0.20%           0.21%         0.20%         0.20%        0.20%
 Ratio of Net Investment Income to
  Average Net Assets                            3.29%*      3.18%           3.29%         3.56%         3.69%        3.85%
 Turnover Rate                                    20%*        29%             25%           18%           37%+         16%
==========================================================================================================================

 +Turnover rate excluding in-kind redemptions was 30%.
 *Annualized.

16


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began the six months ended June 30, 2000, with a net asset value (price) of $20.22 per share. During the period, the Fund earned $0.33 per share from investment income (interest and dividends). There was a decline of $0.09 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.31 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior period's income or capital gains.

The earnings ($0.24 per share) minus the distributions ($0.31 per share) resulted in a share price of $20.15 at the end of the period. This was a decrease of $0.07 per share (from $20.22 at the beginning of the period to $20.15 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.17% for the period.

As of June 30, 2000, the Fund had $3.5 billion in net assets. For the six-month period, its expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 3.29% of its average net assets. It sold and replaced securities valued at 20% of its net assets.
--------------------------------------------------------------------------------



























"Standard & Poor's (R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

18

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
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                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT GRADE
Description of a bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest categories are considered "investment grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform-- a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price. a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-7023

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I002N 102000

VANGUARD(R)
BALANCED INDEX
FUND


Institutional Shares
Prospectus
October 2, 2000


This prospectus contains
financial data for the
Fund for the six
months ended
June 30, 2000.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[A MEMBER OF
THE VANGUARD GROUP LOGO]

VANGUARD BALANCED INDEX FUND
Prospectus
October 2, 2000


A Balanced Mutual Fund

--------------------------------------------------------------------------------
CONTENTS

1 FUND PROFILE                          16 FINANCIAL HIGHLIGHTS

3 ADDITIONAL INFORMATION                18 INVESTING WITH VANGUARD

4 AN INTRODUCTION TO INDEX FUNDS        18 Buying Shares

5 A WORD ABOUT RISK                     19 Redeeming Shares

5 WHO SHOULD INVEST                     21 Other Rules You Should Know

6 PRIMARY INVESTMENT STRATEGIES         23 Fund and Account Updates

12 THE FUND AND VANGUARD                24 Contacting Vanguard

12 INVESTMENT ADVISER                   GLOSSARY (inside back cover)

13 DIVIDENDS, CAPITAL GAINS, AND TAXES

15 SHARE PRICE
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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard Balanced Index Fund. To highlight terms and concepts important to mutual fund investors, we have provided ''Plain Talk (R)'' explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
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SHARE CLASSES

The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which have an investment minimum of $10 million and generally are not available through financial intermediaries or defined contribution plans using Vanguard's recordkeeping services. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers the Fund's Investor Shares and Admiral Shares.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.
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FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide current income and long-term growth of income and capital.

INVESTMENT STRATEGIES
The Fund typically invests 60% of its assets in common stocks and 40% in bonds. The stock portion of the Fund seeks to match the total return of the Wilshire 5000 Total Market Index, a widely recognized measure for the U.S. stock market. The Fund's bond portion seeks to replicate the returns of the Lehman Brothers Aggregate Bond Index, a measure of regularly traded, U.S. investment-grade bonds.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK AND BOND PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:
- Stock market risk, which is the chance that stock prices in general will decline over short or even long periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.
- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for the Fund.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for the Fund.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
- Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date because the underlying mortgages have been paid off ahead of schedule. If a bond is called, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare to those of a broad-based securities market index. Both the bar chart and the table present information for the Fund's Investor Shares, since Institutional Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not necessarily indicate how it will perform in the future.

2


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                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
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                                 1993      10.00%
                                 1994      -1.56%
                                 1995      28.64%
                                 1996      13.95%
                                 1997      22.24%
                                 1998      17.85%
                                 1999      13.61%
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The Fund's year-to-date return as of the calendar quarter ended June 30, 2000, was 1.2%.
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     During the period shown in the bar chart, the highest return for a calendar quarter was 12.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.57% (quarter ended September 30, 1998).


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       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                                                    SINCE
                                         1 YEAR      5 YEARS      INCEPTION*
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   Vanguard Balanced Index Fund-
    Investor Shares                      13.61%       19.13%        14.89%
   Wilshire 5000 Index                   23.77        27.11         20.92
   Lehman Brothers Aggregate Bond  Index -0.82         7.73          6.57
   Balanced Composite Index**            13.54        19.30         15.19
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 *November 9, 1992.
**Made up of two unmanaged benchmarks,  weighted 60% Wilshire 5000 Index and
  40% Lehman Brothers Aggregate Bond Index.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                      0.08%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                           0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.10%

     The Fund reserves the right to deduct a transaction fee of 0.08% from an investor's cumulative purchases over $100 million. Where it applies, the fee is retained by the Fund to offset transaction costs of investing large new contributions into the market. The fee is not paid to Vanguard and is not a sales charge.

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                               PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income or assets, are expressed as a percentage of the net assets of the fund. Vanguard Balanced Index Fund's Investor Shares had an expense ratio of 0.20% in fiscal year 1999, or $2 per $1,000 of average net assets. It is estimated that the Fund's Institutional Shares will have an annualized expense ratio of 0.10% for the current fiscal year, or $1.00 per $1,000 of average net assets. The average balanced mutual fund had expenses in 1999 of 1.33%, or $13.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
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     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of each period.

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               1 YEAR           3 YEARS         5 YEARS      10 YEARS
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                $10               $32             $56          $128
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     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


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ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in March,      $10 million
June, September, and December; capital gains, if
any, are distributed annually in December          NEWSPAPER ABBREVIATION
                                                   .
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             VANGUARD FUND NUMBER
since inception                                    869

INCEPTION DATE                                     CUSIP NUMBER
Investor Shares-November 9, 1992                   .
Institutional Shares-October 2, 2000

NET ASSETS (INVESTOR SHARES) AS OF JUNE 30, 2000
$3.5 billion
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4


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                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund may achieve. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.
     The target index may be a group of stocks or bonds, or a combination of stocks and bonds. Balanced index funds hold a mix of stocks and bonds.
     Index funds do not have active managers who buy and sell securities based on research and analysis. Rather, index funds are passively managed by the adviser who seeks to match a market benchmark.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run as compared with actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

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A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Balanced Index Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.
     Look for this [FLAG]symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You are seeking moderate current income and long-term growth of income and capital.
-    You are seeking a diversified combination of U.S. stocks and bonds.
-    You are willing to invest for the long term--at least five years.



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                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
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     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

The Fund has adopted the following policies, among others, to discourage short-term trading:
- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Telephone and online exchanges generally are not accepted for non-IRA accounts.
- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

6


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                               PLAIN TALK ABOUT
                                BALANCED FUNDS

Balanced funds are generally "middle of the road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds often move in different directions, balanced funds are able to use rewards from one type of investment to help offset the risks from another.
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PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective--current income and long-term growth of income and capital. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--stock market risk, interest rate risk, income risk, prepayment risk, and credit risk--faced by investors in the Fund. The Fund's Board of Trustees, which oversees the management of the Fund, may change the Fund's investment objective or strategies in the interest of shareholders, without a shareholder vote.

MARKET EXPOSURE


STOCKS
About 60% of the Fund's assets is invested in common stocks, in an attempt to replicate with that portion of the assets the performance of the Wilshire 5000 Index.

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


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                            U.S. STOCK MARKET RETURNS (1926-1999)
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                 1 YEAR         5 YEARS      10 YEARS    20 YEARS
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Best              54.2%          28.6%        19.9%       17.9%
Worst            -43.1          -12.4         -0.9         3.1
Average           13.2           11.0         11.1        11.1
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     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular, which invests approximately 40% of its assets in bonds.
     While the Fund's holdings will typically include the 500 largest stocks in the Wilshire 5000 Index, they will not include all of the securities in the Index. Instead, the Fund will invest in a representative sample of stocks.
     Keep in mind, too, that while the Wilshire 5000 Index is dominated by large-cap stocks (those contained in the S&P 500 Index), small- and mid-cap issues are also represented. The Fund's stock holdings are adjusted on a regular basis to reflect the Wilshire 5000 Index. As of December 31, 1999, about 22.16% of the market value of the Wilshire 5000 Index was made up of securities that were not in the S&P 500 Index. Stocks of smaller companies have historically been more volatile than--and at times have performed quite differently from--the stocks of larger companies.


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                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
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BONDS
About 40% of the Fund's assets is invested in bonds, in an attempt to replicate with that portion of the assets the performance of the Lehman Brothers Aggregate Bond Index.

[FLAG]THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE MODERATE FOR SHORTER-TERM BOND FUNDS AND HIGH FOR LONGER-TERM BOND FUNDS. BECAUSE THE FUND INVESTS IN A PORTFOLIO OF BONDS WITH AN INTERMEDIATE AVERAGE MATURITY (5-10 YEARS), INTEREST RATE RISK IS MODERATE.



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                               PLAIN TALK ABOUT
                           BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
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8

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


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                      HOW INTEREST RATE CHANGES AFFECT THE
                             VALUE OF A $1,000 BOND*
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                              AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE     DECREASE     INCREASE      DECREASE
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Short-Term (2.5 years)           $978        $1,023        $956         $1,046
Intermediate-Term (10 years)      932         1,074         870          1,156
Long-Term (20 years)              901         1,116         816          1,251
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*Assumes a 7% yield.
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     These figures are for illustration only, and should not be regarded as an indication of future returns from the bond market as a whole or the Fund in particular.
     Changes in interest rates will affect bond income as well as bond prices.

[FLAG]THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY THE GREATEST FOR SHORT-TERM BOND FUNDS, AND THE LEAST FOR LONG-TERM BOND FUNDS.

[FLAG] BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  BONDS,  THE FUND IS SUBJECT TO
     PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the Fund invests only a portion of its assets in mortgage-backed bonds, the risk to the Fund is limited.

[FLAG]THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER
     WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.


     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, as of June 30, 2000, was Aa1.


     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring or other corporate event.
     Finally, because stock and bond prices often move in different directions, the Fund's bond holdings help to dampen--but not eliminate--some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds.

9


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                               PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hopes of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
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SECURITY SELECTION


INDEXING METHODS
In seeking to track a particular index, a fund may use one of two indexing methods to select the stocks or bonds in which it invests.
     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
     Other index funds may use a different selection process. Because it would be impractical to buy and sell all of the securities represented by an index (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds select securities that will recreate their target indexes in terms of industry, size, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Balanced Index Fund would allocate about 10% of its stock investment to the utility stocks of the index with similar characteristics.

[FLAG]THE FUND IS SUBJECT TO INDEX SAMPLING  RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF THE TARGET INDEXES. INDEX SAMPLING RISK SHOULD BE LOW.

STOCKS
The Fund's common stock portfolio is designed to have investment characteristics that parallel those of the Wilshire 5000 Index. The Fund is expected to replicate approximately 1,000 of the largest securities in the Wilshire 5000 Index as measured by market capitalization, plus a representative sample of the remainder, which are selected primarily on the basis of market capitalization, industry weightings, and other fundamental characteristics. Typically, the Fund holds a total of between 3,000 and 3,500 stocks.

BONDS
The Fund's bond portfolio is designed to have investment characteristics that parallel those of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index that encompasses five major classes of investment-grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, mortgage-backed securities, international dollar-denominated bonds, and asset-backed securities with maturities greater than one year. The Fund will invest in a representative sample of fixed-income securities in

10

the Index, which, taken together, are expected to perform similarly to the Index. These securities are described further as follows:
- U.S. government securities include U.S. Treasury and agency bonds, which represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on these bonds is guaranteed by the full faith and credit of the U.S. government; some agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a relatively high interest rate to obtain buyers for its bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed bonds pay both interest and principal as part of their regular payments. Because the mortgages underlying the bonds can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed bonds are subject to prepayment risk, as discussed earlier in this prospectus. These types of bonds are issued by a number of government agencies, including the Government National Mortgage Association (GNMA), often referred to as "Ginnie Mae," the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae," and the Federal Housing Authority (FHA). GNMA bonds are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; bonds issued by other government agencies are not. (Note: The Fund may also invest in conventional mortgage-backed securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)
- International dollar-denominated bonds are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract U.S. investors.
- Asset-backed securities are bonds backed by an underlying pool of assets such as automobile loans, credit card loans, and home equity loans. These securities are structured with varying amounts of credit risk, depending primarily on the quality of the underlying assets. They are generally issued by private corporations and are not guaranteed by the U.S. government. Asset-backed bonds are subject to prepayment risk as discussed earlier in this prospectus.
     In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. This normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases the Fund's income, but also marginally increases exposure to credit risk, which is explained on page 8. The Fund limits corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and to approximately 15% of its net assets.
     The Fund is generally managed without regard to tax ramifications.

TURNOVER RATE


Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. The FINANCIAL HIGHLIGHTS section of this prospectus shows historic turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund has sold and replaced securities valued at 100% of its net assets within a one-year period.



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                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of March 31, 2000, the average turnover rate for all domestic hybrid funds (a category that includes balanced funds) was approximately 96%, according to Morningstar, Inc.
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OTHER INVESTMENT POLICIES AND RISKS
Besides investing in U.S. common stocks and bonds, the Fund may make certain other kinds of investments to achieve its objective. The Fund may invest in fixed-income securities not in the target index (non-public, investment grade securities--generally referred to as 144A securities--as well as smaller public issues or medium term notes not included in the index due to their size). The vast majority of these securities will have characteristics and risks similar to those in the target index. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce transaction costs, or add value when these instruments are favorably priced.
     The Fund may invest, to a limited extent, in foreign securities.
     The Fund may also invest, to a limited extent, in stock and bond futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

12


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                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
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THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.



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                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------





INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity and Fixed Income Groups.As of the fiscal year ended June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. For the six months ended June 30, 2000, the investment advisory expenses represented an effective annual rate of approximately 0.01%.

     The adviser is authorized to choose brokers-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER
The individuals primarily responsible for overseeing the Fund's investments are:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing investment policy and strategy since joining the company in 1987; has served as the portfolio manager for the stock portion of the Fund since inception; A.B., Dartmouth College; M.B.A., University of Chicago.

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981; has been responsible for overseeing the portfolio management of the bond portion of the Fund since inception; B.A., Lafayette College; M.B.A., Pennsylvania State University.

FELIX B. LIM, Fund Manager; has worked in investment management since completing his education in 1996; joined Vanguard in January 1999; worked as a credit analyst until January 2000; B.A. and M.S., University of Pennsylvania (Wharton School).
--------------------------------------------------------------------------------





DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

14

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------




BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer identification number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------




SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is BALANCED for the Fund's Investor Shares and . for the Fund's Institutional Shares.

16

FINANCIAL HIGHLIGHTS

The following financial highlights table pertains to the Fund's Investor Shares; the Fund's Institutional Shares were not available during the periods shown. The table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD BALANCED INDEX FUND--INVESTOR SHARES
                                          SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                               ENDED  --------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $20.22      $18.48          $16.29        $13.92        $12.77        $10.34
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .33         .58             .54          .520           .50          .45
 Net Realized and Unrealized Gain               (.09)       1.88            2.33         2.525          1.26         2.48
  (Loss) on Investments
                                       -----------------------------------------------------------------------------------
  Total from Investment Operations               .24        2.46            2.87         3.045          1.76         2.93
                                       -----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.30)       (.58)           (.54)        (.530)         (.49)        (.45)
 Distributions from Realized Capital            (.01)       (.14)           (.14)        (.145)         (.12)        (.05)
  Gains
                                       -----------------------------------------------------------------------------------
  Total Distributions                           (.31)       (.72)           (.68)        (.675)         (.61)        (.50)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $20.15      $20.22          $18.48        $16.29        $13.92       $12.77
==========================================================================================================================
TOTAL RETURN*                                   1.17%      13.61%          17.85%        22.24%        13.95%       28.64%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $3,543      $3,128          $2,004        $1,260          $826         $590
 Ratio of Total Expenses to Average
  Net Assets                                    0.22%**     0.20%           0.21%         0.20%         0.20%        0.20%
 Ratio of Net Investment Income to
  Average Net Assets                            3.29%**     3.18%           3.29%         3.56%         3.69%        3.85%
 Turnover Rate                                    20%**       29%             25%           18%           37%+        16%
==========================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10. **Annualized.
 +Turnover rate excluding in-kind redemptions was 30%.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began the six months ended June 30, 2000, with a net asset value (price) of $20.22 per share. During the period, the Fund earned $0.33 per share from investment income (interest and dividends). There was a decline of $0.09 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.31 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior period's income or capital gains.

The earnings ($0.24 per share) minus the distributions ($0.31 per share) resulted in a share price of $20.15 at the end of the period. This was a decrease of $0.07 per share (from $20.22 at the beginning of the period to $20.15 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 1.17% for the period.

As of June 30, 2000, the Fund had $3.54 billion in net assets. For the six-month period, its expense ratio was 0.22% ($2.20 per $1,000 of net assets); and its net investment income amounted to 3.29% of its average net assets. It sold and replaced securities valued at 20% of its net assets.
--------------------------------------------------------------------------------































"Standard & Poor's (R) ," "S&P (R) ," "S&P 500 (R) ," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

18


--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                 BUYING SHARES
                               REDEEMING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $10 million.
INSTITUTIONAL SHARES       TO ADD TO AN EXISTING ACCOUNT:$100 by mail or
                           exchange;$1,000 by wire.

HOW TO BUY SHARES          BY CHECK: Mail your check and a completed account
                           registration to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. For addresses, see Contacting Vanguard.
                           BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS
                           - OTHER THAN THE INDEX-ORI ENTED FUNDS - ALSO  ACCEPT
                           EXCHANGE  PURCHASES  REQUESTED  ONLINE  OR  BY
                           TELEPHONE. See Other Rules You Should Know for specifics.
                           BY WIRE: Call Vanguard to purchase shares by wire.
                           For wire instructions, see Contacting Vanguard.

YOUR PURCHASE CHECK        When investing by check, make the check payable to:
                           The Vanguard Group--02.

YOUR PURCHASE  PRICE       You buy shares at a fund's  next-determined net asset
                           value (NAV) after Vanguard accepts your purchase request. As long as your request is accepted before the close of regular trading on the New York
                           Stock Exchange (generally 4 p.m. Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU         THIRD PARTY CHECKS. To protect the funds from check
SHOULD KNOW                fraud, Vanguard will not accept checks made payable
                           to third parties.
                           U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
                           LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time.

REDEEMING SHARES

HOW TO REDEEM SHARES       Be sure to check Other Rules You Should Know before
                           initiating your request.
                           ONLINE: Request a redemption through our website at Vanguard.com.
                           BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see
                           Contacting Vanguard.
                           BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE      You   redeem   shares  at  a  Fund's  next-determined
                           net asset value (NAV) after Vanguard accepts your redemption request, including any special documentation required under the cir cumstances . As long as your request is accepted before the close of regular trading on the New York Stock Exchange
                           (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS       CHECK REDEMPTIONS: Unless instructed otherwise,
                           Vanguard will mail you a check, normally within two business days of your redemption.
                           EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the index-oriented funds--also accept

20
                           exchange redemptions requested online or by
                           telephone. See Other Rules You Should Know for specifics.
                           WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or the Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds, except by exchanging into a bond or money market fund first. The wire redemption option
                           is  not automatic  ;  you  must   establish  it  by
                           completing a special form or the appropriate section
                           of your account   registration.   Also,  wire
                           redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
                           Money Market Funds: For telephone requests accepted at Vanguard by 10:30 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., the redemption proceeds will arrive at your bank by the close of business on the following business day.
                           Bond Funds: For requests accepted at Vanguard by 4 p.m. Eastern time,the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU       SPECIAL ACCOUNTS. Special documentation may be
SHOULD KNOW                required to redeem from certain types of accounts,
                           such as trust, corporate, non-profit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
                           POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance.
                           Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

                           RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express.
                           PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member irms of a U.S. stock exchange.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS     AUTOMATIC. In setting up your account,  we'll
                           automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
                           TELE-ACCOUNT. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele- Account to obtain a PIN, and allow 7 days before using this service.
                           PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account
                           - Ten-digit account number.
                           - Complete owner name and address.
                           - Primary Social Security or employer identification
                             number.
                           - Personal Identification Number (PIN), if
                             applicable.

22

                           SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
                           SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE
                           EXCHANGES. To discourage market-timing, Vanguard's stock index funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out),except for IRAs and certain other retirement accounts.

VANGUARD.COM               REGISTRATION. You can use your personal computer to
                           review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                           SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES.
                           To discourage market-timing, Vanguard's stock index funds,Growth and Income Fund, and Balanced
                           Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS       "GOOD ORDER" REQUIRED. We reserve the right to reject
                           any written transaction instructions that are not in
                           "good order." This means that your instructions must
                           include:
                           - The fund name and account number.
                           - The amount of the transaction (in dollars or
                             shares).
                           - Signatures of all owners exactly as registered on
                             the account.
                           - Signature   guarantees,   if  required  for  the
                             type  of transaction.*
                             *For instance,  signature guarantees must be
                           provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR         Vanguard will not be responsible for any account
FRAUD                      losses due to fraud, so long as we reasonably believe
                           that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you.
                           Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS            Please cash your  distribution  or redemption checks
                           promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT          Because  excessive  account  transactions  can
ACTIVITY                   disrupt management of a fund and increase the fund's
                           costs for all shareholders, Vanguard limits account activity as follows:
                           - You may make no more than two substantive  "round
                             trips" through a non-money market fund during any 12-month n period.
                           - Your round trips  through a non-money  market fund
                             must be at least 30 days apart.
                           - All funds may refuse share  purchases at any time,
                             for any reason.
                           - Vanguard  reserves  the  right to revise  or
                             terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                           - A "round trip" is a redemption from a fund
                             followed by a purchase back into the same fund.
                           Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund.
                           "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES      If you experience difficulty contacting Vanguard
                           online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD    You may purchase or sell Investor Shares of most
THROUGH OTHER FIRMS        Vanguard   funds through a financial intermediary,
                           such as a bank broker, or investment adviser. Admiral
                           Shares of the Vanguard funds generally   are   not
                           available    through   financial intermediaries.
                             If you invest with Vanguard  through an
                           intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.

LOW BALANCE ACCOUNTS       The Fund reserves the right to convert an investor's
                           Institutional Shares into Investor Shares of the fund if the investor's account balance falls below the minimum initial investment.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES        We will send you quarterly portfolio summaries to
                           help you keep track of your accounts  throughout  the
                           year. Each summary shows the market value of your
                           account at the close   of  the   statement   period,
                           as   well   as  all distributions,  purchases,  sale,
                           and  exchanges  for the current calendar year.

24

AVERAGE COST REVIEW        For most taxable accounts, average cost review
STATEMENTS                 statements will accompany the quarterly portfolio
                           summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION               Each time you buy, sell, or exchange shares, we will
STATEMENTS                 send you a statement confirming the trade date and
                           amount of your transaction.

TAX STATEMENTS             We will send you annual tax  statements to assist in
                           preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS You will receive financial reports about your funds twice a year in February and August. These comprehensive reports include an assessment of the fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the fund's financial statements, which include a listing of the fund's holdings. To keep the funds' costs as low as possible (so that you and other shareholders can keep more of the funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address-instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE                     VANGUARD.COM
                           - Your best source of Vanguard news
                           - For fund,  account,  and service  information
                           - For most account  transactions
                           - For literature requests n 24 hours per day, 7 days
                             per week

VANGUARD TELE-ACCOUNT      - For automated fund and account information
1-800-662-6273             - For redemptions by check,  exchange, or wire
(ON-BOARD)                 - Toll-free 24 hours per day, 7 days per week


INVESTOR INFORMATION       - For fund and service information
1-800-662-7447 (SHIP)      - For literature requests
(Text telephone at         - Business hours only
1-800-952-3335)

                                                                              25
CLIENT SERVICES            - For account information
1-800-662-2739 (CREW)      - For most account transactions
(Text telephone at         - Business hours only
1-800-749-7273)


INSTITUTIONAL DIVISION     - For information and services for large
1-888-809-8102               institutional investors
                           - Business hours only

VANGUARD ADDRESSES         REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                           The Vanguard Group
                           P.O. Box 1110
                           Valley Forge, PA 19482-1110

                           REGULAR MAIL (INSTITUTIONS):
                           The Vanguard Group
                           P.O. Box 2900
                           Valley Forge, PA 19482-2900

                           REGULAR MAIL (GENERAL INQUIRIES):
                           The Vanguard Group
                           P.O. Box 2600
                           Valley Forge, PA 19482-2600

                           REGISTERED OR EXPRESS MAIL:
                           The Vanguard Group
                           455 Devon Park Drive
                           Wayne, PA 19087-1815

FUND NUMBER                Always use this fund number when contacting Vanguard
                           about the Fund: Vanguard Balanced Index Fund - 869.

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                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of capital by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and to make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT GRADE
Description of a bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest categories are considered "investment grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform-- a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price. a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Balanced Index Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL
INVESTOR INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Fund (including the SAI) at
the SEC's Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-7023


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I869N 102000

                                     PART B

                          VANGUARD BALANCED INDEX FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION


                               OCTOBER 2, 2000


This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated October 2, 2000). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447


                               TABLE OF CONTENTS

DESCRIPTION OF THE FUND..........................................B-1
INVESTMENT POLICIES .............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-7
YIELD AND TOTAL RETURN...........................................B-9
PURCHASE OF SHARES...............................................B-10
SHARE PRICE......................................................B-11
REDEMPTION OF SHARES.............................................B-12
MANAGEMENT OF THE FUND...........................................B-12
PORTFOLIO TRANSACTIONS...........................................B-15
FINANCIAL STATEMENTS.............................................B-16
COMPARATIVE INDEXES..............................................B-16
APPENDIX A--DESCRIPTION OF BOND RATINGS..........................B-19


                            DESCRIPTION OF THE FUND


ORGANIZATION

Vanguard  Balanced  Index Fund was  organized as Vanguard  Balanced  Index Fund,
Inc., a Maryland corporation, in 1992, and was reorganized as a Delaware business trust in July 1998. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. The Fund has the ability to offer multiple portfolios and classes of shares. There is no limit on the number of full and fractional shares that the Fund may issue for a single portfolio or class of shares. The Fund currently offers a single portfolio (also known as Vanguard Balanced Index Fund,) and three classes of shares (Investor Shares, Admiral Shares, and Institutional Shares).


SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The accountants audit financial statements for the Fund and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Fund's transfer and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with the Fund's shares.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                              INVESTMENT POLICIES

The following policies supplement the Fund's investment policies as set forth in the Prospectus.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a Federal Reserve member bank with minimum assets of at least $2 billion or a registered securities dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure, and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder. These provisions limit the amount of securities the fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the Exchange), which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, WARRANTS, CONVERTIBLE SECURITIES, AND SWAP AGREEMENTS. The Fund may enter into futures contracts, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of simulating full investment in the underlying Indexes and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold", or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. The Fund's initial margin requirement is ordinarily in the form of U.S. Treasury securities.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its initial margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the adviser does not believe that the Fund will be subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     The Fund will  distribute  to  shareholders  annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.


     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     FOREIGN INVESTMENTS. The Fund will invest in securities issued by foreign governments, companies, and agencies.

     The Fund is, therefore, subject to country risk, which is the possibility that political events (such as a war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause securities issued by entities in that country to lose money.

     As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of foreign stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of the Fund's shares means shares representing the lesser of: (i) 67% or more of the Fund's shares, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in bond and stock futures contracts, bond and stock options and options on bond and stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets my be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities or by entering into repurchase agreements, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     RELATED PARTY TRANSACTIONS. The Trust may not have dealings on behalf of the Trust with officers and Trustees, except for the purchase or sale of securities on an agency or commission basis. The Trust may not make loans to any officers, Trustees, or employees of the Trust.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). As a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Fund" for more information.

     Compliance with the investment limitations set forth above is measured at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                             YIELD AND TOTAL RETURN

Yields  are  calculated   daily  and  premiums  and  discounts  on  asset-backed
securities are not amortized.



     The yield of the Fund's Investor Shares for the 30 days ended June 30, 2000 was 3.44%. The average annual total return of the Fund's Investor Shares for the one and five years ended June 30, 2000, and since November 9, 1992, was 8.00%, 15.95%, and 14.03%, respectively. Performance figures are not adjusted for the $10 annual account maintenance fee.



AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)/1/N/-1

  Where:

          T    = average annual total return.
          P    = a hypothetical initial investment of $1,000.
          n    = number of years.
          ERV  = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                            P (1+T)/N/= ATV

  Where:

          P    = a hypothetical initial payment of $1,000
          T    = average annual after-tax return
          n    = number of years
          ATV  = after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.
Instructions.
1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31,

    1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                            C  =  (ERV/P)-1

  Where:

          C    = cumulative total return.
          P    = a hypothetical initial investment of $1,000.
          ERV  = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD  =  2[((A-B)/CD+1)/6/-1]

  Where:

          a    = dividends and interest earned during the period.
          b    = expenses accrued for the period (net of
               reimbursements).
          c    = the average daily number of shares outstanding during
               the period that were entitled to receive dividends.
          d    = the maximum offering price per share on the last day of
               the period.

                               PURCHASE OF SHARES

The Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     The Fund reserves the right to deduct a transaction fee of .08% from an investor's cumulative purchases over $100 million. The Fund may incur substantial transaction costs in absorbing very large investments, and the fee--paid directly to the Fund--is intended to protect existing shareholders from being unfairly impacted by such costs. The Fund's adviser will consider several factors in determining whether to apply the fee, including the following:

 .    The  transaction  costs of  buying  securities,  determined  in part by the availability of securities at that time.

 .    The offsetting effect of any Fund redemptions occurring at that time.

 .    The Fund's then current rate of growth.

 .    Whether  the  Fund's  corporate  substitution  strategy  provides  adequate additional returns to help offset transaction costs associated with the large investment under then current market conditions (as discussed in the prospectus).


TRADING SHARES THROUGH CHARLES SCHWAB

The Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                                  SHARE PRICE

The Fund's share price, or "net asset value" per share, is calculated by dividing the net assets attributable to each share class, by the total number of shares outstanding for that class. The net asset value is determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time on each day that the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (including those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.


                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                             MANAGEMENT OF THE FUND


OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's Trustees and officers own less than 1% of the outstanding shares of the Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN,(DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee* Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.


BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Co.), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).


ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.


J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engines), The Mead Corp. (Paper Products); and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.


RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

*Officers of the Fund are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP

The Fund is a member of the Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the Board of each fund. In addition, each fund bears its own direct expenses such as legal, auditing and custodian fees.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard and the Fund has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Fund (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.


     Vanguard was established and operates under a Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (1) each Vanguard fund may be called upon to invest a maximum of 0.40% of its assets in Vanguard and
(2) there is no restriction on the maximum cash investment that the Vanguard funds may make in Vanguard. At June 30, 2000, the Balanced Index Fund had contributed capital of $665,000 to Vanguard, representing 0.02% of the Fund's net assets and 0.70% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.



     During the fiscal years ended December 31, 1997, 1998, 1999, and the six months ended June 30, 2000, the Fund incurred the following approximate amounts of The Vanguard Group's management (including transfer agency) distribution, and marketing expenses: $974,000, $1,715,000, $4,542,000, and $3,468,000, respectively.



INVESTMENT ADVISORY SERVICES


Vanguard provides investment advisory services to the Fund. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and funds utilizing these services. During the fiscal years ended December 31, 1997, 1998, 1999, and the six months ended June 30, 2000, the Fund paid approximately $80,000, $123,000, $205,000, and $86,000, respectively, of
Vanguard's expenses relating to investment advisory services.



TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-15), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by Vanguard, not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the Fund--in three ways:

 .    The  independent  Trustees  receive an annual fee for their  service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

 .    The  independent  Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

 .    Upon retirement,  the independent  Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.


                                 VANGUARD BALANCED INDEX FUNDS
                                 TRUSTEES' COMPENSATION TABLE

                                                              PENSION OR
                                                              RETIREMENT                            TOTAL
                                                               BENEFITS                         COMPENSATION
                                                AGGREGATE      ACCRUED AS       ESTIMATED          FROM ALL
                                              COMPENSATION   PART OF THESE       ANNUAL            VANGUARD
                                               FROM THESE        FUNDS'       BENEFITS UPON    FUNDS PAID TO
 NAMES OF TRUSTEES                               FUNDS(1)      EXPENSES(1)      RETIREMENT       TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------
John C. Bogle(3)                                    None          None             None              None
John J. Brennan                                     None          None             None              None
JoAnn Heffernan Heisen                              $439          $24           $15,000           $80,000
Bruce K. MacLaury                                   $457          $42           $12,000           $75,000
Burton G. Malkiel                                   $443          $40           $15,000           $80,000
Alfred M. Rankin, Jr.                               $439          $29           $15,000           $80,000
John C. Sawhill(4)                                  $439          $37           $15,000           $80,000
James O. Welch, Jr.                                 $439          $43           $15,000           $80,000
J. Lawrence Wilson                                  $439          $31           $15,000           $80,000

(1) The amounts shown in this column are based on the Fund's fiscal year ended December 31, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3)  Mr. Bogle retired from the Fund's Board on December 31, 1999.
(4)  Mr. Sawhill passed away on May 18, 2000.


                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions, Vanguard uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.
     The Fund's bond investments are generally purchased and sold through principal transactions, meaning that the Fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for bonds usually includes an undisclosed compensation. Purchases from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).
     The Vanguard Group chooses brokers or dealers to handle the purchase and sale of the Fund's bonds, and is responsible for getting the best available price and most favorable execution for all transactions. When the Fund purchases a newly issued bond at a fixed price, Vanguard may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset its management expenses. Vanguard is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.
     The Fund's adviser evaluates the reasonableness of any commissions paid by considering: (a) historical commission rates; (b) rates which other institutional  investors are paying, based upon publicly available  information;
(c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction. During the fiscal years ended December 31, 1997, 1998, and 1999, the Fund paid approximately $70,745, $139,894, and $141,882 in brokerage commissions, respectively.


                              FINANCIAL STATEMENTS

The Fund's financial statements as of and for the year ended December 31, 1999, appearing in the Vanguard Balanced Index Fund's 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.


                              COMPARATIVE INDEXES

Each of the investment company members of The Vanguard Group, including Vanguard Balanced Index Fund, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capitalization common stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED-INCOME FUND AVERAGE--an industry benchmark of average fixed-income funds with similar investment objectives and policies, as measured by Lipper Inc.

                    APPENDIX A--DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. description of its four highest preferred bond ratings:

     AAA--Judged to be the best quality. They carry the smallest degree of investment risk.

     AA--Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

     A--Possess many favorable investment attributes and are to be considered as "upper medium grade obligations".

     BAA--Considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Corporation description of its four highest stock ratings:

     AAA--Highest  grade  obligations.   Capacity  to  pay  interest  and  repay
principal is extremely strong.

     AA--Also qualify as high grade obligations, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree.

     A--Regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

     Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                                           SAI002-BALANCED INDEX

                                     PART C

                          VANGUARD BALANCED INDEX FUND
                               OTHER INFORMATION


ITEM 23. EXHIBITS


(a)    Declaration of Trust**
(b)    By-Laws**
(c)    Not applicable
(d)    Investment Advisory Contract**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan**
(p)    Code of Ethics**


  *Filed herewith
  **Filed previously

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard Malvern, Pennsylvania 19355; and the Registrant's Custodian, First Union National Bank, Philadelphia, Pennsylvania 19106.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of September, 2000.


                                       VANGUARD BALANCED INDEX FUND

                                   BY:_____________(signature)________________
                                                   (HEIDI STAM)
                                          JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN         President, Chairman, Chief     September 26, 2000
   -------------------------   Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN  Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY       Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL       Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.   Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JAMES O. WELCH, JR.     Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON      Trustee                        September 26, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS       Treasurer and Principal        September 26, 2000
   --------------------------  Financial Officer and
       (Heidi Stam)            Principal Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                                  EXHIBIT INDEX

Consent of Independent Accountants. . . . . . . . . . . Ex-99.BJ